Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 16, 2018	Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	FRP HOLDINGS, INC.
Entity Central Index Key	0000844059
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 381,419,706
Entity Common Stock, Shares Outstanding		10,014,667
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017